SCHEDULE OF FUTURE LEASE PAYMENTS UNDER OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases
2026	$ 253
Total future lease payments	253
Less imputed interest	(5)
Total lease liability balance	$ 248